Oct. 31, 2024
BNY Mellon Global Equity Income Fund
Fund Summary
Investment Objective
The fund seeks total return (consisting of capital appreciation and income).
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge. More information about sales charges, including these and other discounts and waivers, is available from your financial professional and in the Shareholder Guide section beginning on page 12 of the prospectus, in the Appendix on page A-1 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - BNY Mellon Global Equity Income Fund	A		C	I	Y
Maximum sales charge (load) imposed on purchases(as a percentage of offering price)	5.75%		none	none	none
Maximum deferred sales charge (load)(as a percentage of lower of purchase or sale price)	none	[1]	1.00%	none	none
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BNY Mellon Global Equity Income Fund	A	C	I	Y
Management fees	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) fees	none	0.75%	none	none
Shareholder services fees	0.25%	0.25%	none	none
Miscellaneous other expenses	0.24%	0.25%	0.21%	0.17%
Total other expenses	0.49%	0.50%	0.21%	0.17%
Total annual fund operating expenses	1.24%	2.00%	0.96%	0.92%

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BNY Mellon Global Equity Income Fund - USD ($)	A	C	I	Y
1 Year	$ 694	$ 303	$ 98	$ 94
3 Years	946	627	306	293
5 Years	1,217	1,078	531	509
10 Years	$ 1,989	$ 2,327	$ 1,178	$ 1,131

Expense Example, No Redemption - BNY Mellon Global Equity Income Fund - USD ($)	A	C	I	Y
1 Year	$ 694	$ 203	$ 98	$ 94
3 Years	946	627	306	293
5 Years	1,217	1,078	531	509
10 Years	$ 1,989	$ 2,327	$ 1,178	$ 1,131

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 52.55% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The fund seeks to focus on dividend-paying stocks of companies located in the developed capital markets, such as the United States, Canada, Japan, Australia, Hong Kong and Western Europe. Although the fund's investments will be focused among the major developed markets of the world, the fund may invest up to 30% of its assets in emerging markets. The fund ordinarily invests in at least three countries, and, at times, may invest a substantial portion of its assets in a single country. The fund's sub-adviser, Newton Investment Management Limited, an affiliate of BNY Mellon Investment Adviser, Inc., typically will purchase stocks that, at the time of initial purchase, have a yield premium to the yield of the FTSE World Index, the fund's benchmark.

The fund's sub-adviser combines a top-down approach, emphasizing economic trends and current investment themes on a global basis, with bottom-up stock selection, based on fundamental research. In choosing stocks for the fund, the sub-adviser considers key trends in global economic variables; investment themes; relative values of different equity securities; company fundamentals; and long-term trends in currency movements.

The fund's sub-adviser may seek to manage currency risk by hedging all or a portion of the fund's currency exposure and, in its discretion, may use certain derivatives designed to alter the fund's foreign currency exposure. Typically, this involves buying forward contracts relating to foreign currencies.

The fund will typically sell a stock after its yield consistently drops below the yield of the FTSE World Index. The fund also generally will sell securities when themes change or when the sub-adviser determines that a company's prospects have changed or that its stock is fully valued by the market.

Principal Risks
Risk Table - BNY Mellon Global Equity Income Fund	Risk [Text Block]
Principal Risks
Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

Risk Lose Money [Member]	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk Not Insured [Member]	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
· Risks of stock investing

• Risks of stock investing: Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.

· Foreign investment risk

• Foreign investment risk: To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.

· Emerging market risk

• Emerging market risk: The securities of issuers located or doing substantial business in emerging market countries tend to be more volatile and less liquid than the securities of issuers located in countries with more mature economies. Emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investments in these countries may be subject to political, economic, legal, market and currency risks. Special risks associated with investments in emerging market issuers may include a lack of publicly available information, a lack of uniform disclosure, accounting and financial reporting and recordkeeping standards and limited investor protections applicable in developed economies. The risks also may include unpredictable political and economic policies, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions or restrictions on certain investments by other countries, such as the United States.

· Foreign currency risk

• Foreign currency risk: Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Foreign currencies, particularly the currencies of emerging market countries, are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government intervention and controls.

· Market risk

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.  In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund.  Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.  These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

· Derivatives risk

• Derivatives risk: A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and the fund's use of derivatives may result in losses to the fund. Derivatives in which the fund may invest can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying assets or the fund's other investments in the manner intended.

· Liquidity risk

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value. Investments in foreign securities, particularly those of issuers located in emerging markets, tend to have greater exposure to liquidity risk than domestic securities.

· Management risk	• Management risk: The investment process used by the fund's sub-adviser could fail to achieve the fund's investment goal and cause your fund investment to lose value.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown. The table compares the average annual total returns of the fund's shares to those of the FTSE World Index, a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. More recent performance information may be available at www.bny.com/investments.

Year-by-Year Total Returns as of 12/31 each year (%)

During the periods shown in the chart: Best Quarter 2020, Q4: 16.06 Worst Quarter 2020, Q1: (21.10)
Average Annual Total Returns (as of 12/31/24)

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

Average Annual Total Returns - BNY Mellon Global Equity Income Fund	Label	1 Year	5 Years	10 Years
A	returns before taxes	0.30%	5.16%	7.28%
A | After Taxes on Distributions	returns after taxes on distributions	(1.93%)	3.21%	5.64%
A | After Taxes on Distributions and Sales	returns after taxes on distributions and sale of fund shares	2.13%	4.02%	5.73%
C	returns before taxes	4.52%	5.59%	7.11%
I	returns before taxes	6.62%	6.68%	8.20%
Y	returns before taxes	6.68%	6.73%	8.27%
FTSE World Index reflects no deductions for fees, expenses or taxes	FTSE World Index	17.96%	11.19%	10.17%